PREPAID EXPENSES AND OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Long-Term Assets

	December 31,
	2021	2020
Deferred commission costs	$138,343	$94,087
Severance pay fund	13,180	13,511
Prepaid expenses	66,882	39,875
Other	6,039	6,187
	$224,445	$153,660